Reserves- Schedule of Outstanding Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units, Beginning Balance | shares	4,000,000	15,274,584
Number of warrants, Exercised | shares		(11,273,902)
Number of warrants, Expired | shares		(682)
Number of units, Ending Balance | shares	4,000,000	4,000,000
Weighted average exercise price, Beginning balance | $	$ 19.17	$ 5.14
Weighted average exercise price, Exercised | $		0.16
Weighted average exercise price, Expired | $		6.25
Weighted average exercise price, Ending balance | $	$ 19.17	$ 19.17